Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The Company’s (loss) income before taxes consists of only domestic operations. The details of the Company’s income tax (benefit) expense for the years ended December 31, 2021, 2020 and 2019 are as follows (in thousands):

	2021	2020	2019
Current:
Federal	$—	$—	$—
State	128	251	14

Total current	128	251	14

Deferred:
Federal	(60,002)	3,514	(30,305)
State	(11,086)	(1,700)	(13,728)

Total deferred	(71,088)	1,814	(44,033)

Total income tax (benefit) expense	$(70,960)	$2,065	$(44,019)

Schedule of Effective Income Tax Rate Reconciliation	The differences between the federal tax rate and the Company’s effective tax rate for the years ended December 31, 2021, 2020 and 2019 are as follows (in thousands):

	2021		2020		2019
Federal income tax benefit at statutory rate	$(179,128)	21.0%	$(694)	21.0%	$(8,121)	21.0%
State income tax (benefit) expense, net of federal tax benefit	(25,814)	3.0%	1,248	(37.8)%	(3,741)	9.7%
Change in state tax rate	34	—%	(2,551)	77.1%	(1,197)	3.1%
Prior period adjustments and other	1,515	(0.2)%	(105)	3.2%	(51)	—%
Valuation allowance	35,731	(4.2)%	(981)	29.7%	(34,943)	90.4%
Interest expense on redeemable preferred stock	2,118	(0.2)%	3,997	(120.9)%	3,257	(8.4)%
Changes in fair value of warrant liability and contingent common shares liability	(41,524)	4.9%	—	—%	—	—%
Goodwill and intangible asset impairment charges	132,447	(15.5)%	—	—%	—	—%
Other permanent differences, net	3,661	(0.5)%	1,151	(34.8)%	777	(2.0)%

Total income tax (benefit) expense	$(70,960)	8.3%	$2,065	(62.5)%	$(44,019)	113.8%

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes have been provided on temporary differences, which consist of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020
Deferred income tax assets:
Accrued liabilities	$10,420	$14,423
Provision for bad debt	12,530	16,472
Operating lease liabilities	74,115	75,141
Acquisition and transaction costs	3,770	4,262
Net operating losses	82,304	54,655
Interest expense	33,163	21,903
Other deferred tax assets	4,798	4,205

Total gross deferred income tax assets	221,100	191,061
Valuation allowance	(58,312)	(22,581)

Total gross deferred income tax assets, net of valuation allowance	162,788	168,480
Deferred income tax liabilities:
Goodwill	26,563	36,374
Trade name/trademark	114,451	179,503
Operating right-of-use assets	63,252	63,531
Depreciation	22,089	24,188
Other deferred tax liabilities	3,892	3,431

Total gross deferred income tax liabilities	230,247	307,027

Net deferred income tax liabilities	$67,459	$138,547

Schedule of Unrecognized Tax Benefits Roll Forward	Of the gross unrecognized tax benefits, none were recognized as liabilities in the consolidated balance sheets in any year due to tax attribute carryforwards available to offset a potential tax liability.

	2021	2020	2019
Balance at beginning of period	$3,027	$2,341	$884
Increases for positions taken during the year	—	686	1,457
Decreases for positions taken in prior years	(3,027)	—	—

Balance at end of period	$—	$3,027	$2,341